Schedule of investments

Delaware Tax-Free California Fund May 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 99.48%
Corporate Revenue Bonds - 7.04%
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A-2 5.00% 6/1/47	2,000,000	$2,001,620
(Capital Appreciation Asset-Backed) Subordinate
Series B 1.548% 6/1/47 ^	1,615,000	318,898
Inland Empire Tobacco Securitization Authority
(Capital Appreciation Turbo Asset-Backed) Series F
144A 1.46% 6/1/57 #^	16,655,000	535,958
M-S-R Energy Authority Revenue
Series B 6.50% 11/1/39	500,000	749,870
Tobacco Securitization Authority of Southern California
(San Diego County)
Capital Appreciation Second Subordinate Series C
0.558% 6/1/46 ^	9,285,000	1,493,306
Capital Appreciation Third Subordinate Series D 0.307%
6/1/46 ^	3,460,000	498,102
		5,597,754
Education Revenue Bonds - 32.53%
California Educational Facilities Authority
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,087,550
(Stanford University)
Series U-1 5.25% 4/1/40	775,000	1,221,687
Series V-1 5.00% 5/1/49	2,600,000	4,292,158
California Municipal Finance Authority
(Bella Mente Montessori Academy Project) Series A
144A 5.00% 6/1/48 #	500,000	495,900
(Biola University) 5.00% 10/1/39	1,000,000	1,073,250
(California Baptist University) Series A 144A 5.375%
11/1/40 #	1,000,000	1,032,370
(CHF - Davis I, LLC - West Village Student Housing
Project) 5.00% 5/15/48	1,000,000	1,075,050
(Creative Center of Los Altos Project - Pinewood School
& Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	458,065
(Julian Charter School Project) Series A 144A 5.625%
3/1/45 #	600,000	555,144
(Literacy First Charter Schools Project) Series A 5.00%
12/1/49	750,000	788,947
(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,207,283
California Public Finance Authority Educational Facilities
Revenue
(Trinity Classical Academy Project) Series A 144A 5.00%
7/1/54 #	500,000	482,620

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Schedule of investments

Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority
(Aspire Public Schools - Obligated Group) Series A 144A
5.00% 8/1/45 #	715,000	$743,314
(Encore Education Obligated Group) Series A 144A
5.00% 6/1/42 #	500,000	455,845
(Escuela Popular Project) 144A 6.50% 7/1/50 #	250,000	261,505
(Granada Hills Charter Obligated Group) 144A 5.00%
7/1/49 #	475,000	494,655
(Green Dot Public Schools Project) Series A 144A 5.00%
8/1/35 #	1,000,000	1,059,290
(Grimmway Schools - Obligated Group) Series A 144A
5.00% 7/1/36 #	500,000	505,465
(ICEF - View Park Elementary & Middle Schools)
Series A 5.625% 10/1/34	575,000	600,616
(KIPP LA Projects) Series A 5.125% 7/1/44	1,000,000	1,052,100
(KIPP SoCal Projects) Series A 144A 5.00% 7/1/49 #	1,000,000	1,083,360
(Partnerships to Uplift Communities Valley Project)
Series A 144A 6.75% 8/1/44 #	1,000,000	1,074,090
California State University Systemwide Revenue
Series A 5.00% 11/1/47	1,000,000	1,206,930
California Statewide Communities Development Authority
Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter
High School Project) Series A 7.25% 8/1/41	300,000	313,017
California Statewide Communities Development Authority
Revenue
(California Baptist University) Series A 6.125% 11/1/33	750,000	811,050
(NCCD - Hooper Street LLC - California College of the
Arts Project) 144A 5.25% 7/1/49 #	250,000	247,047
California Statewide Communities Development Authority
Student Housing Revenue
(University of California Irvine East Campus Apartments)
5.375% 5/15/38	1,000,000	1,019,950
Mt. San Antonio Community College District Convertible
Capital Appreciation Election 2008
Series A 0.00% 8/1/28 ~	1,000,000	1,153,370
		25,851,628
Electric Revenue Bonds - 0.80%
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	70,000	43,225
Series AAA 5.25% 7/1/25 ‡	40,000	24,800
Series CCC 5.25% 7/1/27 ‡	325,000	201,500
Series WW 5.00% 7/1/28 ‡	310,000	191,425

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 4.75% 7/1/26 ‡	45,000	$27,563
Series XX 5.75% 7/1/36 ‡	150,000	93,750
Series ZZ 4.75% 7/1/27 ‡	35,000	21,437
Series ZZ 5.25% 7/1/24 ‡	55,000	34,100
		637,800
Healthcare Revenue Bonds - 19.14%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities) 6.125% 7/1/41	850,000	864,425
(Sharp HealthCare) Series A 5.00% 8/1/28	250,000	267,025
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Medical Center) Series B 4.00% 8/15/36	500,000	550,190
(Children’s Hospital Los Angeles)
Series A 5.00% 11/15/34	500,000	527,820
Series A 5.00% 8/15/47	500,000	553,080
(Dignity Health) Series E 5.625% 7/1/25	1,000,000	1,003,080
(Kaiser Permanente) Subordinate Series A-2 4.00%
11/1/44	1,005,000	1,105,460
(Lucile Salter Packard Children’s Hospital at Stanford)
Series A 5.00% 11/15/56	500,000	579,885
(Sutter Health) Series D 5.25% 8/15/31	1,000,000	1,046,120
California Municipal Finance Authority Revenue
(Community Medical Centers)
Series A 5.00% 2/1/42	750,000	841,807
Series A 5.00% 2/1/47	250,000	278,810
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	542,895
California Statewide Communities Development Authority
Revenue
(Adventist Health System/West) Series A 4.00% 3/1/48	1,000,000	1,083,860
(Covenant Retirement Communities) Series C 5.625%
12/1/36	1,000,000	1,064,970
(Episcopal Communities & Services) 5.00% 5/15/32	600,000	626,562
(Huntington Memorial Hospital) 4.00% 7/1/48	500,000	543,340
(Marin General Hospital - Green Bonds) Series A 4.00%
8/1/45	500,000	518,660
(Redlands Community Hospital) 5.00% 10/1/46	1,000,000	1,095,090
La Verne
(Brethren Hillcrest Homes) 5.00% 5/15/36	750,000	749,955
Palomar Health
5.00% 11/1/47 (AGM)	500,000	566,625

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Schedule of investments

Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
San Buenaventura
(Community Memorial Health System) 7.50% 12/1/41	785,000	$798,628
		15,208,287
Housing Revenue Bonds - 4.09%
California Municipal Finance Authority Mobile Home Park
Revenue
(Caritas Projects) Series A 5.50% 8/15/47	250,000	261,485
Independent Cities Finance Authority Mobile Home Park
Revenue
(Pillar Ridge)
Series A 5.25% 5/15/44	1,000,000	1,072,840
Series A 5.25% 5/15/49	850,000	909,959
Santa Clara County Multifamily Housing Authority Revenue
(RiverTown Apartments Project) Series A 5.85% 8/1/31
(AMT)	1,000,000	1,003,160
		3,247,444
Lease Revenue Bonds - 8.26%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	1,060,470
California Infrastructure & Economic Development Bank
(Academy of Motion Picture Arts & Sciences Obligated
Group) Series A 5.00% 11/1/41	1,000,000	1,113,380
California Municipal Finance Authority
(Goodwill Industry of Sacramento Valley & Northern
Nevada Project) 5.00% 1/1/35	635,000	552,590
California State Public Works Board Lease Revenue
(Department of Corrections and Rehabilitation) Series C
5.00% 10/1/26	1,000,000	1,061,660
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,112,170
Oceanside Public Financing Authority
(EL Corazon Aquatics Center Project) 4.00% 11/1/49	1,000,000	1,117,460
San Jose Financing Authority Lease Revenue
(Civic Center Project) Series A 5.00% 6/1/33	500,000	548,015
		6,565,745
Local General Obligation Bonds - 1.95%
Anaheim School District Capital Appreciation Election
2002
4.58% 8/1/25 (NATL) ^	1,000,000	958,980

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
San Francisco Bay Area Rapid Transit District Election of
2016
(Green Bonds) Series B-1 4.00% 8/1/44	500,000	$587,565
		1,546,545
Pre-Refunded Bonds - 3.20%
Anaheim Public Financing Authority Revenue
(Anaheim Electric System Distribution Facilities) Series A
5.00% 10/1/25-21 §	800,000	832,464
Pittsburg Unified School District Financing Authority
Revenue
(Pittsburg Unified School District Bond Program) 5.50%
9/1/46-21 (AGM) §	800,000	852,160
Rancho Santa Fe Community Services District Financing
Authority Revenue
(Superior Lien Bonds) Series A 5.75% 9/1/30-21 §	800,000	855,176
		2,539,800
Special Tax Revenue Bonds - 7.58%
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,745,000	1,702,282
Series A-1 5.00% 7/1/58	1,335,000	1,339,352
Series A-1 5.349% 7/1/46 ^	4,230,000	1,098,235
Series A-2 4.329% 7/1/40	245,000	235,813
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex) Senior Series A 5.00%
6/1/48	1,000,000	1,122,180
Yucaipa Special Tax Community Facilities District No. 98-1
(Chapman Heights) 5.375% 9/1/30	500,000	524,470
		6,022,332
State General Obligation Bonds - 4.93%
California
(Various Purpose)
5.00% 4/1/32	300,000	421,551
5.00% 8/1/46	1,000,000	1,196,190
5.25% 4/1/35	1,000,000	1,085,540
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	185,000	115,394
Series A 5.00% 7/1/41 ‡	300,000	166,875
Series A 5.25% 7/1/34 ‡	155,000	93,581
Series A 5.375% 7/1/33 ‡	350,000	217,875
Series B 5.75% 7/1/38 ‡	430,000	262,837

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Schedule of investments

Delaware Tax-Free California Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series C 6.00% 7/1/39 ‡	450,000	$279,563
Unrefunded Series B 5.00% 7/1/35 ‡	125,000	77,969
		3,917,375
Transportation Revenue Bonds - 9.96%
California Municipal Finance Authority Senior Lien
(LINXS APM Project) Series A 5.00% 12/31/47 (AMT)	645,000	697,651
Long Beach Marina Revenue
(Alamitos Bay Marina Project) 5.00% 5/15/45	500,000	504,435
Los Angeles Department of Airports
(Los Angeles International Airport)
Senior Series D 5.00% 5/15/36 (AMT)	1,000,000	1,130,330
Subordinate Series A 5.00% 5/15/33 (AMT)	30,000	35,625
Riverside County Transportation Commission Senior Lien
(Current Interest Obligations) Series A 5.75% 6/1/44	500,000	535,570
Sacramento County Airport System Revenue
Series C 5.00% 7/1/39 (AMT)	500,000	578,000
Subordinate Series B 5.00% 7/1/41	500,000	563,945
San Diego County Regional Airport Authority Revenue
Subordinate Series A 5.00% 7/1/47	165,000	190,948
San Diego Redevelopment Agency
(Centre City Redevelopment Project) Series A 6.40%
9/1/25	870,000	874,011
San Francisco City & County Airports Commission
(San Francisco International Airport)
Second Series A 5.00% 5/1/49 (AMT)	1,000,000	1,160,670
Second Series E 5.00% 5/1/50 (AMT)	500,000	579,210
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,000,000	1,062,770
		7,913,165
Total Municipal Bonds (cost $76,393,970)		79,047,875

Short-Term Investments – 0.25%
Variable Rate Demand Notes - 0.25%¤
California Series A2
0.03% 5/1/34 (LOC - State Street Bank and Trust)	100,000	100,000
University of California Series AL-2
0.03% 5/15/48	100,000	100,000
Total Short-Term Investments (cost $200,000)		200,000

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(Unaudited)

Total Value of Securities – 99.73%
(cost $76,593,970)	$79,247,875
Receivables and Other Assets Net of Liabilities – 0.27%	214,933
Net Assets Applicable to 6,722,442 Shares Outstanding – 100.00%	$79,462,808

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At May 31, 2020, the aggregate value of Rule 144A securities was $9,484,628, which represents
11.94% of the Fund’s net assets.
¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2020.
§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default.
^ Zero-coupon security. The rate shown is the effective yield at the time of purchase.
~ Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2020.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
CHF – Collegiate Housing Foundation
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
NATL – Insured by National Public Finance Guarantee Corporation
NCCD – National Campus and Community Development
USD – US Dollar

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